SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

In January 2024, the Group completed the acquisition of VinES JSC, an affiliate, with no consideration from the Company’s General Director.The acquisition of VinES is intended to provide security to the Group’s battery supply, improve battery cost optimization and expand our access to external partners for the latest battery technologies.

There are no other matters or circumstances that have arisen since the consolidated balance sheet date that requires disclosure in consolidated financial statements of the Group.